Retirement-Related Benefits - Assumptions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Discount Rate
Discount rate (U.S. DB pension plans)		$ 307	$ (124)	$ (64)
Benefit obligations (all plans)		8,932	(4,032)
Expected Long-Term Returns on Plan Assets
Expected long-term return on plan assets (U.S. DB pension plans)			(256)	(656)
Interest Crediting Rate
Interest crediting rate (PPP)		$ (59)	$ (25)	$ (14)
Pension Plans
Expected Long-Term Returns on Plan Assets
Period over which changes in fair value of plan assets recognized		5 years
Pension Plans | U.S.
Weighted-average assumptions used to measure net periodic (income)/cost for the year ended December 31
Discount rate		4.10%	3.40%	3.80%
Expected long-term returns on plan assets		5.25%	5.25%	5.75%
Interest crediting rate		3.60%	2.30%	1.60%
Weighted-average assumptions used to measure benefit obligations at December 31
Discount rate		3.10%	4.10%	3.40%
Interest crediting rate		2.70%	3.60%	2.30%
Discount Rate
PBO, Discount rate impact		$ 4,385	$ (3,239)
Pension Plans | U.S. | Expected
Weighted-average assumptions used to measure net periodic (income)/cost for the year ended December 31
Expected long-term returns on plan assets	4.50%
Pension Plans | U.S. | Personal Pension Plan (PPP)
Interest Crediting Rate
Period of interest rate added to average interest from August to October		1 year
Percentage interest rate added to average interest from August to October of the one-year U.S. Treasury Constant Maturity yield for computation of interest crediting rate (as a percent)		1.00%
Pension Plans | Non-U.S.
Weighted-average assumptions used to measure net periodic (income)/cost for the year ended December 31
Discount rate		1.85%	1.76%	1.80%
Expected long-term returns on plan assets		4.38%	3.62%	3.77%
Rate of compensation increase		2.18%	2.41%	2.45%
Interest crediting rate		0.30%	0.30%	0.59%
Weighted-average assumptions used to measure benefit obligations at December 31
Discount rate		1.19%	1.85%	1.76%
Rate of compensation increase		2.60%	2.18%	2.41%
Interest crediting rate		0.28%	0.30%	0.30%
Pension Plans | Non-U.S. | Expected
Weighted-average assumptions used to measure net periodic (income)/cost for the year ended December 31
Expected long-term returns on plan assets	3.40%
Nonpension Postretirement Plans | U.S.
Weighted-average assumptions used to measure net periodic (income)/cost for the year ended December 31
Discount rate		3.90%	3.30%	3.60%
Interest crediting rate		3.60%	2.30%	1.60%
Weighted-average assumptions used to measure benefit obligations at December 31
Discount rate		2.80%	3.90%	3.30%
Interest crediting rate		2.70%	3.60%	2.30%
Discount Rate
APBO, Discount rate impact		$ 252	$ (153)
Nonpension Postretirement Plans | Non-U.S.
Weighted-average assumptions used to measure net periodic (income)/cost for the year ended December 31
Discount rate		7.48%	7.28%	8.26%
Expected long-term returns on plan assets		8.64%	8.91%	10.47%
Weighted-average assumptions used to measure benefit obligations at December 31
Discount rate		4.98%	7.48%	7.28%
Retiree Health Benefits
Healthcare Cost Trend Rate
Health care cost trend rate assumed for next fiscal year		6.50%
Ultimate healthcare cost trend rate		5.00%
Period for ultimate trend rate		6 years
U.S. DB and nonpension plans | U.S.
Rate of Compensation Increases and Mortality Rate
PBO, Mortality assumptions impact		$ (186)	$ 27